IDEX Mutual Funds
                       IDEX Munder Net50

Supplement dated November 15, 2001 to Prospectus dated March 1, 2001 as supplemented
March 5, 2001, March 22, 2001, March 28, 2001,
May 14, 2001, August 30, 2001,
September 27, 2001, and October 5, 2001



The following replaces "Munder Net50, " under the "Table of Contents," sub-section, "Aggressive Growth Funds."

*Munder Net50
*(NOTE:  Closed to new investors)

The following is added to the top of page 24 under the heading
"IDEX Munder Net50."

Please note:  This fund is not available for new investors.
































ID00190